Interest and Finance Costs (Tables)	6 Months Ended
Jun. 30, 2021
Interest and Finance Costs [Abstract]
Interest and Finance Costs
The amounts in the accompanying unaudited interim consolidated balance sheets are analyzed as follows:

	Six months ended June 30,	Six months ended June 30,
	2020	2021
Interest on long-term debt	$374,556	$580,018
Interest on long-term debt – related party (Note 3 (b))	151,667	150,833
Interest on convertible debt – non cash	57,773	-
Amortization and write-off of deferred finance charges	541,441	125,234
Amortization and write-off of convertible notes beneficial conversion features	532,437	—
Other finance charges	7,954	42,918
Total	$1,665,828	$899,003